OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
OTHER CURRENT ASSETS [Text Block]

16. OTHER CURRENT ASSETS

As of December 31, 2014 and 2013, other currents assets consist of:

	December 31,	December 31
	2014	2013
Advances to unrelated third-parties	$8,319,838	$6,753,665
Advances to employees	3,830,773	2,466,155
Installation contract deposits	1,814,828	1,256,474
Other current assets	855,276	499,041
	$14,820,715	$10,975,335

The advances to unrelated parties are non-interest bearing. As of March 31, 2015, approximately $4.13 million of these advances were collected.

Installation contract deposits are made from time-to-time by the Company to demonstrate capital and resources in connection with bidding on certain projects. Such amounts are refundable upon the grant of the contract.